Prepayments and other assets - Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Prepayments and other current assets
Receivables on behalf of manachised hotels	¥ 204,425		¥ 187,806
Prepaid advertising fees	20,854		15,363
Prepaid property management fees	8,808		9,333
Deposits	7,885		2,331
VAT recoverable	7,110		17,522
Prepayment for purchase of goods and service	5,306		4,264
Contract assets	5,267		5,184
Others	10,889		13,221
Subtotal	270,544		255,024
Less: allowance for doubtful accounts			(3,124)	¥ (3,124)
Total	¥ 270,544	$ 37,470	¥ 251,900